Shareholder Fees {- Strategic Advisers Fidelity U.S. Total Stock Fund}	Jul. 30, 2021 USD ($)
05.31 Strategic Advisers Fidelity U.S. Total Stock Fund PRO-06 | Strategic Advisers Fidelity U.S. Total Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none